CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($)		12 Months Ended
	Dec. 19, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)		$ 4,021,848	$ 4,565,968	$ 4,904,550
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities		776,481	806,939	(668,777)
Net cash (used in) provided by operating activities		(6,489,483)	(693,959)	1,029,503
Cash flows from investing activities:
Net cash provided by (used in) investing activities		1,937,084	(228,183)	(1,980,200)
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares through the IPO	$ 5,000,000	5,073,566
Net cash provided by financing activities		7,249,130	1,990,753	482,468
Effect of exchange rate change on cash		124,560	(171,203)	(295,422)
Changes in cash		2,821,291	897,408	(763,651)
Cash, beginning of year		4,283,794	3,386,386	4,150,037
Cash, end of year		7,105,085	4,283,794	3,386,386
Parent company | Reportable legal entity
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)		4,021,848	4,565,968	4,904,550
Equity in earnings of subsidiary and VIEs		(4,711,345)	$ (4,565,968)	$ (4,904,550)
Changes in operating assets and liabilities:
Due from related parties		(15,000)
Net cash (used in) provided by operating activities		(704,497)
Cash flows from investing activities:
Investment in subsidiaries and VIEs		(4,200,000)
Net cash provided by (used in) investing activities		(4,200,000)
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares through the IPO		5,073,566
Proceeds from borrowing from related parties		280,000
Net cash provided by financing activities		5,353,566
Effect of exchange rate change on cash		107,277
Changes in cash		556,346
Cash, end of year		$ 556,346